Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Life insurance fees, earned premiums and other
Gross fee income, earned premiums and other	$ 8,500	$ 9,292	$ 9,431
Reinsurance assumed	137	134	192
Reinsurance ceded	(524)	(524)	(576)
Net fee income, earned premiums and other	8,113	8,902	9,047
Premiums Written, Net, Property and Casualty [Abstract]
Direct	10,405	10,368	10,070
Assumed	230	226	234
Ceded	(788)	(742)	(619)
Net	9,847	9,852	9,685
Premiums Earned
Direct	10,484	10,337	10,105
Assumed	205	225	256
Ceded	(796)	(688)	(668)
Net	$ 9,893	$ 9,874	$ 9,693